VARIABLE INTEREST ENTITIES ("VIEs") - PAYMENT OBLIGATIONS (Details) - Golar Eskimo - Eskimo SPV Agreement - Variable Interest Entity, Primary Beneficiary $ in Thousands	Jun. 30, 2020 USD ($)
Variable Interest Entity [Line Items]
2020	$ 10,177
2021	19,751
2022	19,265
2023	18,876
2024	18,575
After 2024	$ 15,195